UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3651
                                    --------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  03/31
                          --------
Date of reporting period: 12/31/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 99.0%                             SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 29.6%
Acorda Therapeutics, Inc.*                         23,375   $        479,421
Alexion Pharmaceuticals, Inc.*                     13,733            496,998
American Medical Systems Holdings, Inc.*            5,345             48,052
Biomarin Pharmaceutical, Inc.*                     21,876            389,393
CardioNet, Inc.*                                   11,200            276,080
eResearch Technology, Inc.*                        42,310            280,515
Genomic Health, Inc.* +                            24,378            474,883
Gen-Probe, Inc.*                                    9,479            406,080
Myriad Genetics, Inc.*                              2,210            146,435
NuVasive, Inc.* +                                  12,665            438,842
Onyx Pharmaceuticals, Inc.*                         8,950            305,732
OSI Pharmaceuticals, Inc.* +                       11,082            432,752
RTI Biologics, Inc.*                              107,065            295,499
SonoSite, Inc.*                                    18,385            350,786
Spectranetics Corp. (The)* +                       84,600            220,806
TranS1, Inc.*                                      34,556            249,149
United Therapeutics Corp.* +                        5,535            346,214
Wright Medical Group, Inc.*                        22,140            452,320
--------------------------------------------------------------------------------
                                                                   6,089,957
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.9%
Anixter International, Inc.*                        4,704            141,684
Avnet, Inc.*                                        5,941            108,186
CACI International, Inc. - Class A*                 3,815            172,018
comScore, Inc.*                                     6,454             82,289
Digital River, Inc.*                                8,473            210,130
DivX, Inc.*                                        17,268             90,312
Euronet Worldwide, Inc.*                           19,784            229,692
F5 Networks, Inc.*                                  7,113            162,603
j2 Global Communications, Inc.*                    12,246            245,410
Micros Systems, Inc.*                               5,823             95,031
Microsemi Corp.*                                   14,777            186,781
Nuance Communications, Inc.*                       13,232            137,084
Parametric Technology Corp.*                       14,730            186,335
Polycom, Inc.*                                     12,755            172,320
Progress Software Corp.*                            6,860            132,124
Skyworks Solutions, Inc.*                          46,762            259,061
Sybase, Inc.* +                                     8,155            201,999
Tessera Technologies, Inc.*                        15,194            180,505
United Online, Inc.                                19,320            117,272
ValueClick, Inc.*                                  16,146            110,439
VistaPrint Ltd.* +                                 13,905            258,772
Web.com Group, Inc.*                               45,886            167,943
Wind River Systems, Inc.*                          13,595            122,763
Wright Express Corp.*                               8,944            112,694
--------------------------------------------------------------------------------
                                                                   3,883,447
--------------------------------------------------------------------------------
INDUSTRIALS -- 16.6%
AeroVironment, Inc.*                                4,458            164,099
Ameron International Corp.                          2,750            173,030
Astec Industries, Inc.*                             4,875            152,734
Badger Meter, Inc.                                  4,540            131,751
Ducommun, Inc.                                     13,039            217,751
Duff & Phelps Corp. - Class A*                     14,265            272,747
Energy Conversion Devices, Inc.* +                  2,940             74,117
EnPro Industries, Inc.*                            10,552            227,290
ESCO Technologies, Inc.*                            6,665            272,932
GrafTech International Ltd.*                       19,900            165,568
Granite Construction, Inc.                          1,895             83,247
LaBarge, Inc.*                                     17,519            251,398
Old Dominion Freight Line, Inc.*                    8,215            233,799
Sykes Enterprises, Inc.*                            7,855            150,188
Valmont Industries, Inc.                            2,670            163,831
Wabtec Corp. +                                      7,333            291,487
Watson Wyatt Worldwide, Inc. - Class A              6,648            317,907
Woodward Governor Co.                               3,067             70,602
--------------------------------------------------------------------------------
                                                                   3,414,478
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.4%
Barnes & Noble, Inc. +                              7,369            110,535
Big Lots, Inc.* +                                  13,655            197,861
BJ's Restaurants, Inc.*                            19,780            213,031
Chipotle Mexican Grill, Inc. - Class A* +           3,201            198,398
Coinstar, Inc.*                                     6,265            122,230
Deckers Outdoor Corp.*                              3,420            273,154
Fuel Systems Solutions, Inc.*                       6,810            223,096
Iconix Brand Group, Inc.*                          20,928            204,676
Life Time Fitness, Inc.* +                          7,422             96,115
LKQ Corp.*                                         19,125            222,998
Men's Wearhouse, Inc. (The)                         6,604             89,418
Morningstar, Inc.*                                  5,959            211,545
Panera Bread Co. - Class A*                         3,705            193,549
PetMed Express, Inc.* +                            10,898            192,132
--------------------------------------------------------------------------------
                                                                   2,548,738
--------------------------------------------------------------------------------
ENERGY -- 6.1%
Atwood Oceanics, Inc.*                              8,950            136,756
Comstock Resources, Inc.*                           4,895            231,288
GMX Resources, Inc.*                                7,110            180,025
ION Geophysical Corp.*                             34,495            118,318
Lufkin Industries, Inc.                             5,380            185,610
McMoRan Exploration Co.* +                         21,620            211,876
Natural Gas Services Group, Inc.*                  13,251            134,233
PetroQuest Energy, Inc.*                            9,284             62,760
--------------------------------------------------------------------------------
                                                                   1,260,866
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.7%
Andersons, Inc. (The)                               6,994            115,261
BJ's Wholesale Club, Inc.* +                        4,733            162,153
Chattem, Inc.* +                                    3,535            252,858
Flowers Foods, Inc.                                 9,465            230,567
J.M. Smucker Co. (The)                              4,380            189,917
Ralcorp Holdings, Inc.*                             3,690            215,496
--------------------------------------------------------------------------------
                                                                   1,166,252
--------------------------------------------------------------------------------
FINANCIALS -- 4.4%
Cash America International, Inc.                    9,070            248,065
EZCORP, Inc. - Class A*                            19,220            292,336
Portfolio Recovery Associates, Inc.*               10,880            368,179
--------------------------------------------------------------------------------
                                                                     908,580
--------------------------------------------------------------------------------
MATERIALS -- 2.1%
Greif, Inc. - Class A                               4,990            166,816
Olin Corp.                                         14,575            263,516
--------------------------------------------------------------------------------
                                                                     430,332
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 99.0% (CONTINUED)                 SHARES            VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.0%
NTELOS Holdings Corp.                               8,800   $        217,008
Syniverse Holdings, Inc.*                          15,990            190,921
--------------------------------------------------------------------------------
                                                                     407,929
--------------------------------------------------------------------------------
UTILITIES -- 1.2%
ITC Holdings Corp.                                  5,610            245,045
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                         $     20,355,624
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.3%
Invesco AIM Liquid Assets Portfolio **          3,501,177   $      3,501,177
Touchstone Institutional
   Money Market Fund^                             264,154            264,154
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $      3,765,331
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.3%
(Cost $31,754,120)                                          $     24,120,955

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.3%)                  (3,560,576)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $     20,560,379
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $3,483,103.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.5%                             SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 29.8%
Adolor Corp.*                                     110,800   $        183,928
Biogen Idec, Inc.*                                 22,600          1,076,438
Celgene Corp.*                                     21,525          1,189,901
Elan Corp. PLC - SPONS ADR* +                      80,900            485,400
Gen-Probe, Inc.*                                   14,600            625,464
Immucor, Inc.* +                                   21,900            582,102
Masimo Corp.* +                                    21,200            632,396
OSI Pharmaceuticals, Inc.* +                       21,900            855,195
Santarus, Inc.*                                    61,000             95,770
Shire PLC - ADR                                    15,900            712,002
Thermo Fisher Scientific, Inc.* +                  15,900            541,713
Vertex Pharmaceuticals, Inc.* +                    17,900            543,802
Wyeth                                              18,600            697,686
--------------------------------------------------------------------------------
                                                                   8,221,797
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 26.6%
Alliance Data Systems Corp.*                       13,300            618,849
Check Point Software Technologies Ltd.*            34,500            655,155
EMC Corp.*                                         56,400            590,508
Google, Inc. - Class A*                             1,750            538,388
Hewlett-Packard Co. +                              18,600            674,994
Microsoft Corp.                                    27,200            528,768
NetApp, Inc.* +                                    18,600            259,842
NICE Systems Ltd. - SPONS ADR*                     19,200            431,424
Nuance Communications, Inc.*                       51,800            536,648
Oracle Corp.*                                      43,800            776,574
Polycom, Inc.*                                     20,600            278,306
QUALCOMM, Inc.                                     23,900            856,337
SkillSoft PLC - ADR*                               59,100            421,974
VeriFone Holdings, Inc.*                           35,800            175,420
--------------------------------------------------------------------------------
                                                                   7,343,187
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.5%
Church & Dwight Co., Inc. +                        13,950            782,874
CVS Caremark Corp.                                 32,500            934,050
Wal-Mart Stores, Inc.                              21,200          1,188,472
--------------------------------------------------------------------------------
                                                                   2,905,396
--------------------------------------------------------------------------------
INDUSTRIALS -- 8.6%
AMETEK, Inc.                                       17,950            542,270
Geo Group, Inc. (The)* +                           25,200            454,356
IDEX Corp.                                         16,900            408,135
ITT Corp.                                          12,600            579,474
MSC Industrial Direct Co., Inc. - Class A +        10,600            390,398
--------------------------------------------------------------------------------
                                                                   2,374,633
--------------------------------------------------------------------------------
ENERGY -- 6.8%
Exterran Holdings, Inc.* +                         13,900            296,070
Hess Corp. +                                        9,000            482,760
National-Oilwell Varco, Inc.*                      15,900            388,596
Peabody Energy Corp. +                             13,300            302,575
Weatherford International Ltd.*                    38,500            416,570
--------------------------------------------------------------------------------
                                                                   1,886,571
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.2%
DeVry, Inc.                                        16,600            953,006
Home Depot, Inc. (The) +                           21,200            488,024
--------------------------------------------------------------------------------
                                                                   1,441,030
--------------------------------------------------------------------------------
MATERIALS -- 5.0%
Monsanto Co.                                       11,300            794,955
Praxair, Inc.                                      10,000            593,600
--------------------------------------------------------------------------------
                                                                   1,388,555
--------------------------------------------------------------------------------
FINANCIALS -- 5.0%
Charles Schwab Corp. (The) +                       33,800            546,546
East West Bancorp, Inc.                            17,900            285,863
Fifth Third Bancorp +                              36,500            301,490
Zions Bancorp.                                     10,250            251,228
--------------------------------------------------------------------------------
                                                                   1,385,127
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                         $     26,946,296
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 27.6%
Invesco AIM Liquid Assets Portfolio **          6,836,385          6,836,385
Touchstone Institutional
   Money Market Fund^                             776,710            776,710
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $      7,613,095
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 125.1%
(Cost $40,739,698)                                          $     34,559,391

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.1%)                  (6,939,190)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $     27,620,201
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $6,784,808.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.4%                             SHARES            VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.1%
Amphenol Corp. - Class A                           28,808   $        690,816
Applied Materials, Inc.                           142,133          1,439,807
Cisco Systems, Inc.*                               80,845          1,317,774
Hewlett-Packard Co.                                31,835          1,155,292
Intel Corp. +                                      77,386          1,134,479
Microsoft Corp.                                    78,231          1,520,811
Oracle Corp.*                                      70,271          1,245,905
QUALCOMM, Inc.                                     50,873          1,822,780
Western Union Co.                                  30,963            444,009
--------------------------------------------------------------------------------
                                                                  10,771,673
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.8%
Danaher Corp. +                                    15,649            885,890
Emerson Electric Co.                               27,219            996,488
General Electric Co.                               46,336            750,643
Honeywell International, Inc.                      17,715            581,583
Illinois Tool Works, Inc. +                        32,510          1,139,476
Union Pacific Corp.                                22,330          1,067,374
United Technologies Corp.                          36,433          1,952,808
--------------------------------------------------------------------------------
                                                                   7,374,262
--------------------------------------------------------------------------------
HEALTH CARE -- 13.2%
Cardinal Health, Inc.                              27,194            937,377
Johnson & Johnson                                  20,114          1,203,421
Laboratory Corp. of America Holdings* +            20,283          1,306,428
McKesson Corp.                                     19,889            770,301
Novartis AG - ADR                                  32,532          1,618,792
WellPoint, Inc.*                                   29,994          1,263,647
--------------------------------------------------------------------------------
                                                                   7,099,966
--------------------------------------------------------------------------------
ENERGY -- 12.4%
Chevron Corp.                                      25,334          1,873,956
ConocoPhillips                                     30,320          1,570,576
Ensco International, Inc. +                        19,864            563,939
Marathon Oil Corp.                                 55,878          1,528,822
XTO Energy, Inc.                                   32,007          1,128,887
--------------------------------------------------------------------------------
                                                                   6,666,180
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 12.3%
Altria Group, Inc.                                 50,561            761,449
CVS Caremark Corp.                                 30,402            873,753
Kimberly-Clark Corp.                               20,766          1,095,199
Kraft Foods, Inc. - Class A                        40,392          1,084,525
Pepsico, Inc.                                      19,055          1,043,642
Philip Morris International, Inc.                  40,804          1,775,383
--------------------------------------------------------------------------------
                                                                   6,633,951
--------------------------------------------------------------------------------
FINANCIALS -- 9.9%
AFLAC, Inc. +                                      31,093          1,425,303
Allstate Corp. (The)                               23,728            777,329
American Express Co.                               41,721            773,925
JPMorgan Chase & Co. +                             21,434            675,814
Wells Fargo & Co. +                                56,899          1,677,382
--------------------------------------------------------------------------------
                                                                   5,329,753
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.8%
Best Buy Co., Inc. +                               49,320          1,386,385
Honda Motor Co. Ltd. - SPONS ADR                   36,910            787,659
McDonald's Corp.                                   11,096            690,060
Target Corp. +                                     37,805          1,305,407
--------------------------------------------------------------------------------
                                                                   4,169,511
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.2%
AT&T, Inc.                                         61,194          1,744,029
--------------------------------------------------------------------------------

UTILITIES -- 3.2%
Dominion Resources, Inc.                           48,380          1,733,939
--------------------------------------------------------------------------------

MATERIALS -- 1.6%
Praxair, Inc.                                      14,688            871,880
--------------------------------------------------------------------------------

MISCELLANEOUS -- 0.9%
Transocean Ltd.* +                                 10,686            504,914
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                         $     52,900,058
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 23.9%
Invesco AIM Liquid Assets Portfolio **         11,216,758         11,216,758
Touchstone Institutional
   Money Market Fund^                           1,655,785          1,655,785
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $     12,872,543
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.3%
(Cost $83,160,639)                                          $     65,772,601

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.3%)                 (12,000,174)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $     53,772,427
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $11,083,108.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.9%                             SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 21.4%
Abbott Laboratories +                             177,490   $      9,472,641
Baxter International, Inc. +                      583,165         31,251,812
Express Scripts, Inc.* +                          633,895         34,851,547
Genentech, Inc.* +                                338,000         28,023,580
Genzyme Corp.*                                    529,900         35,169,463
Gilead Sciences, Inc.* +                          798,705         40,845,774
Intuitive Surgical, Inc.* +                       114,100         14,489,559
--------------------------------------------------------------------------------
                                                                 194,104,376
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 17.6%
Campbell Soup Co.                                 617,550         18,532,676
Colgate-Palmolive Co. +                           423,535         29,029,089
General Mills, Inc. +                             474,150         28,804,613
Heinz (H.J.) Co. +                                811,400         30,508,639
Kroger Co. (The) +                                880,626         23,257,333
Wal-Mart Stores, Inc.                             521,270         29,222,396
--------------------------------------------------------------------------------
                                                                 159,354,746
--------------------------------------------------------------------------------
INDUSTRIALS -- 16.8%
CSX Corp.                                         806,260         26,179,262
First Solar, Inc.* +                              120,460         16,618,662
Lockheed Martin Corp. +                           370,200         31,126,416
Norfolk Southern Corp. +                          462,510         21,761,096
Union Pacific Corp.                               494,483         23,636,287
Waste Management, Inc.                            975,000         32,311,500
--------------------------------------------------------------------------------
                                                                 151,633,223
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.0%
Baidu, Inc. - SPON ADR*                            91,235         11,912,554
Mastercard, Inc. - Class A +                      212,965         30,439,087
Oracle Corp.* +                                 1,542,880         27,355,262
QUALCOMM, Inc. +                                  819,020         29,345,487
--------------------------------------------------------------------------------
                                                                  99,052,390
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.1%
Amazon.com, Inc.* +                               460,250         23,601,620
Apollo Group, Inc. - Class A*                     113,850          8,723,187
McDonald's Corp.                                  468,245         29,120,157
Nike, Inc. - Class B +                            588,200         29,998,200
--------------------------------------------------------------------------------
                                                                  91,443,164
--------------------------------------------------------------------------------
FINANCIALS -- 7.7%
AFLAC, Inc. +                                     545,190         24,991,510
Leucadia National Corp.* +                        722,600         14,307,480
Public Storage +                                  386,671         30,740,344
--------------------------------------------------------------------------------
                                                                  70,039,334
--------------------------------------------------------------------------------
MATERIALS -- 6.9%
Ecolab, Inc.                                      729,000         25,624,350
Potash Corp. of Saskatchewan, Inc. +              157,185         11,509,086
Praxair, Inc. +                                   424,725         25,211,676
--------------------------------------------------------------------------------
                                                                  62,345,112
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.3%
Nippon Telegraph & Telephone Corp. - ADR          749,667         20,383,446
--------------------------------------------------------------------------------

ENERGY -- 2.1%
Occidental Petroleum Corp.                        316,000         18,956,840
--------------------------------------------------------------------------------

UTILITIES -- 2.0%
Southern Co.                                      493,710         18,267,270
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                         $    885,579,901
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 20.1%
Invesco AIM Liquid Assets Portfolio **        171,775,164        171,775,164
Touchstone Institutional
   Money Market Fund^                           9,535,339          9,535,339
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $    181,310,503
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.0%
(Cost $1,260,346,690)                                       $  1,066,890,404

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.0%)                (162,968,129)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $    903,922,275
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $171,812,856.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Value Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
PREFERRED STOCK -- 0.9%                            SHARES            VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.9%
General Motors Corp.                               18,600   $         63,984
--------------------------------------------------------------------------------

COMMON STOCKS -- 104.8%
FINANCIALS -- 29.9%
Bank of America Corp.                              24,000            337,920
Citigroup, Inc.                                    52,800            354,289
Genworth Financial, Inc. - Class A                 95,247            269,549
JPMorgan Chase & Co. +                             11,100            349,983
KeyCorp +                                          27,400            233,448
Merrill Lynch & Co., Inc.                           2,900             33,756
MetLife, Inc.                                       3,900            135,954
Morgan Stanley                                     20,400            327,216
Wachovia Corp.                                     14,300             79,222
--------------------------------------------------------------------------------
                                                                   2,121,337
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 21.8%
Centex Corp.                                       43,300            460,712
D.R. Horton, Inc.                                  62,000            438,340
J.C. Penney Co., Inc.                               9,200            181,240
Pulte Homes, Inc.                                  43,400            474,362
--------------------------------------------------------------------------------
                                                                   1,554,654
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.3%
Alcatel - Lucent - SPONS ADR*                     113,900            244,885
Arrow Electronics, Inc.*                            7,400            139,416
BearingPoint, Inc.* +                               9,338             12,606
Dell, Inc.*                                        39,200            401,408
Lam Research Corp.* +                              10,600            225,568
Motorola, Inc.                                     79,600            352,628
Novellus Systems, Inc.*                             5,500             67,870
--------------------------------------------------------------------------------
                                                                   1,444,381
--------------------------------------------------------------------------------
UTILITIES -- 9.8%
Mirant Corp.*                                      12,102            228,365
Reliant Energy, Inc.*                              81,500            471,070
--------------------------------------------------------------------------------
                                                                     699,435
--------------------------------------------------------------------------------
ENERGY -- 9.2%
Chesapeake Energy Corp. +                          18,000            291,060
Nabors Industries Ltd.*                            12,400            148,428
Peabody Energy Corp.                                1,600             36,400
XTO Energy, Inc.                                    5,100            179,877
--------------------------------------------------------------------------------
                                                                     655,765
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.8%
Navistar International Corp.* +                    16,000            342,080
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.3%
Sprint Nextel Corp.* +                            129,800            237,534
--------------------------------------------------------------------------------

MISCELLANEOUS -- 2.7%
iShares Dow Jones US Home
   Construction Fund                               16,200            160,380
iShares Russell 1000 Value Index Fund                 610             30,207
--------------------------------------------------------------------------------
                                                                     190,587
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.6%
Tyson Foods, Inc. - Class A +                      21,400            187,464
--------------------------------------------------------------------------------

MATERIALS -- 0.4%
AbitibiBowater, Inc.*                              56,003             26,321
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                         $      7,459,558
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.2%
Invesco AIM Liquid Assets Portfolio **          1,487,691          1,487,691
Touchstone Institutional
   Money Market Fund^                              18,345             18,345
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $      1,506,036
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 126.9%
(Cost $23,560,319)                                          $      9,029,578

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.9%)                  (1,911,870)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $      7,117,708
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $1,477,067.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Micro Cap Growth Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 96.4%                             SHARES            VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 33.3%
Actuate Corp.*                                    159,600   $        472,416
BSQUARE Corp.*                                    126,700            290,143
Cogo Group, Inc.*                                   4,100             19,926
Concur Technologies, Inc.* +                       28,000            918,960
CyberSource Corp.* +                               85,000          1,019,149
DG Fastchannel, Inc.*                              32,300            403,104
Ebix, Inc.* +                                      13,800            329,820
GSI Technology, Inc.*                              89,200            244,408
iGate Capital Corp.                                86,300            561,813
Integral Systems, Inc.*                             8,400            101,220
Mesa Laboratories, Inc.                            20,200            343,804
NetScout Systems, Inc.*                            51,000            439,620
PC Connection, Inc.*                               29,100            148,992
Pericom Semiconductor Corp.*                       57,300            314,004
TransAct Technologies, Inc.*                       33,100            151,929
Vocus, Inc.*                                       19,500            355,095
--------------------------------------------------------------------------------
                                                                   6,114,403
--------------------------------------------------------------------------------
HEALTH CARE -- 21.3%
Allion Healthcare, Inc.*                           84,500            348,140
Almost Family, Inc.* +                             20,000            899,600
American Medical Alert Corp.*                      80,100            382,878
Atrion Corp.                                        1,500            145,650
Bio-Imaging Technologies, Inc.*                    63,300            231,678
CryoLife, Inc.*                                    32,200            312,662
Cynosure, Inc. - Class A*                           7,300             66,649
HMS Holdings Corp.*                                11,300            356,176
Synovis Life Technologies, Inc.*                   35,100            657,774
U.S. Physical Therapy, Inc.*                       23,100            307,923
Vascular Solutions, Inc.*                          22,000            198,440
--------------------------------------------------------------------------------
                                                                   3,907,570
--------------------------------------------------------------------------------
INDUSTRIALS -- 19.4%
Aceto Corp.                                        34,214            342,482
Advanced Battery Technologies, Inc.* +             62,100            165,186
Alamo Group, Inc.                                     700             10,465
AZZ, Inc.*                                          7,800            195,780
Chase Corp.                                        14,400            162,576
Ducommun, Inc.                                      8,500            141,950
Furmanite Corp.*                                   38,900            209,671
Graham Corp. +                                     32,800            354,896
Industrial Services of America, Inc. +              9,800             51,646
Insituform Technologies, Inc. - Class A*            6,800            133,892
Key Technology, Inc.*                              25,300            477,917
K-Tron International, Inc.* +                       7,000            559,300
L.B. Foster Co.*                                   10,500            328,440
L.S. Starrett Co. (The) - Class A                   4,500             72,450
Standard Parking Corp.*                            18,200            351,988
--------------------------------------------------------------------------------
                                                                   3,558,639
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.8%
America's Car-Mart, Inc.*                          12,900            178,149
Kirkland's, Inc.*                                  72,000            190,800
Learning Tree International, Inc.*                 53,500            455,820
PetMed Express, Inc.*                              20,900            368,467
Smith & Wesson Holding Corp.* +                    67,100            152,317
True Religion Apparel, Inc.*                       22,300            277,412
--------------------------------------------------------------------------------
                                                                   1,622,965
--------------------------------------------------------------------------------
FINANCIALS -- 5.2%
American Physicians Capital, Inc.                   9,800            471,380
Life Partners Holdings, Inc. +                     11,201            488,812
--------------------------------------------------------------------------------
                                                                     960,192
--------------------------------------------------------------------------------
ENERGY -- 3.8%
Clayton Williams Energy, Inc.*                     12,000            545,280
Matrix Service Co.*                                19,300            148,031
--------------------------------------------------------------------------------
                                                                     693,311
--------------------------------------------------------------------------------
MATERIALS -- 2.9%
Innophos Holdings, Inc.                            17,700            350,637
Quaker Chemical Corp.                               3,100             50,995
UFP Technologies, Inc.*                            24,850            131,457
--------------------------------------------------------------------------------
                                                                     533,089
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.3%
Susser Holdings Corp.*                             18,500            245,865
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
Maine & Maritimes Corp.                             1,700             66,045
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                         $     17,702,079
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 19.5%
Invesco AIM Liquid Assets Portfolio **          2,576,532          2,576,532
Touchstone Institutional
   Money Market Fund^                             998,233            998,233
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $      3,574,765
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.9%
(Cost $22,393,154)                                          $     21,276,844

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.9%)                  (2,926,816)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $     18,350,028
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $2,527,123.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.1%                             SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.9%
Agilent Technologies, Inc.*                       128,600   $      2,010,018
Alliance Data Systems Corp.* +                    178,900          8,324,217
Altera Corp. +                                    221,300          3,697,923
Analog Devices, Inc.                              233,800          4,446,876
Autodesk, Inc.* +                                 339,200          6,665,280
Avnet, Inc.* +                                    165,700          3,017,397
BMC Software, Inc.*                               372,100         10,013,211
Broadcom Corp. - Class A* +                       500,800          8,498,576
Brocade Communications Systems, Inc.*           1,489,100          4,169,480
Cognizant Technology Solutions Corp.* +           480,600          8,679,636
Maxim Integrated Products, Inc.                   387,000          4,419,540
Mettler-Toledo International, Inc.* +             192,900         13,001,459
NetApp, Inc.* +                                   702,400          9,812,528
NICE Systems Ltd. - SPONS ADR*                    509,000         11,437,230
PMC-Sierra, Inc.* +                               971,000          4,719,060
Quest Software, Inc.* +                           603,200          7,594,288
SAIC, Inc.*                                       471,200          9,178,976
Verigy Ltd.*                                      276,851          2,663,307
VistaPrint Ltd.* +                                343,800          6,398,118
--------------------------------------------------------------------------------
                                                                 128,747,120
--------------------------------------------------------------------------------
HEALTH CARE -- 18.1%
Beckman Coulter, Inc. +                            86,800          3,813,992
Celgene Corp.*                                    202,432         11,190,441
Cerner Corp.* +                                   189,900          7,301,655
Covance, Inc.* +                                  136,000          6,260,080
DaVita, Inc.*                                     244,850         12,137,215
Dentsply International, Inc. +                    197,700          5,583,048
Edwards Lifesciences Corp.* +                      74,450          4,091,028
Elan Corp. PLC - SPONS ADR* +                     989,800          5,938,800
Life Technologies Corp.* +                        292,600          6,820,506
QIAGEN N.V.*                                      509,000          8,938,040
Shire PLC - ADR +                                 334,500         14,978,909
Teleflex, Inc.                                    137,287          6,878,079
Thermo Fisher Scientific, Inc.* +                 160,350          5,463,125
Varian, Inc.* +                                   139,395          4,671,126
Vertex Pharmaceuticals, Inc.* +                   419,300         12,738,333
--------------------------------------------------------------------------------
                                                                 116,804,377
--------------------------------------------------------------------------------
FINANCIALS -- 15.5%
Annaly Capital Management, Inc. +                 725,800         11,518,446
Arch Capital Group, Ltd.*                         143,000         10,024,300
Assurant, Inc.                                    180,480          5,414,400
Federated Investors, Inc. - Class B               262,400          4,450,304
Fifth Third Bancorp. +                            869,245          7,179,964
First Horizon National Corp. +                    415,009          4,386,640
Hudson City Bancorp, Inc.                         316,375          5,049,345
Invesco Ltd.                                      405,420          5,854,265
Knight Capital Group, Inc. - Class A* +           492,625          7,955,894
Moody's Corp. +                                   183,700          3,690,533
New York Community Bancorp, Inc.                  540,042          6,458,902
PartnerRe Ltd.                                     65,800          4,689,566
People's United Financial, Inc.                   300,869          5,364,494
SVB Financial Group* +                            192,900          5,059,767
Synovus Financial Corp. +                         573,650          4,761,295
Willis Group Holdings Ltd. +                      341,689          8,501,222
--------------------------------------------------------------------------------
                                                                 100,359,337
--------------------------------------------------------------------------------
INDUSTRIALS -- 15.1%
Actuant Corp. - Class A                            51,800            985,236
Alliant Techsystems, Inc.* +                       86,635          7,429,818
AMETEK, Inc.                                      244,850          7,396,919
Corrections Corp. of America*                     490,000          8,016,400
Dover Corp. +                                     194,790          6,412,487
Hexcel Corp.*                                     604,295          4,465,740
IDEX Corp.                                        336,800          8,133,720
ITT Corp.                                         202,400          9,308,376
Jacobs Engineering Group, Inc.*                    86,402          4,155,936
Joy Global, Inc.                                  174,990          4,005,521
Kirby Corp.*                                      254,300          6,957,648
MSC Industrial Direct Co., Inc. - Class A +       334,500         12,319,635
Rockwell Collins, Inc.                            184,245          7,202,137
SPX Corp.                                         125,475          5,088,011
Textron, Inc.                                     418,900          5,810,143
--------------------------------------------------------------------------------
                                                                  97,687,727
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.9%
Advance Auto Parts, Inc.                          225,632          7,592,517
American Eagle Outfitters, Inc.                   439,300          4,111,848
Apollo Group, Inc. - Class A* +                    93,950          7,198,449
Bed Bath & Beyond, Inc.* +                        132,200          3,360,524
Burger King Holdings, Inc.                        250,300          5,977,164
DeVry, Inc.                                       230,700         13,244,487
Gap, Inc. (The)                                   225,700          3,022,123
Lennar Corp. - Class A +                          250,200          2,169,234
Limited Brands, Inc.                              584,400          5,867,376
Macy's, Inc.                                      489,924          5,070,713
Newell Rubbermaid, Inc.                           584,400          5,715,432
Snap-On, Inc. +                                   134,980          5,315,512
TJX Cos., Inc. (The)                              297,440          6,118,341
Toll Brothers, Inc.* +                            182,100          3,902,403
WABCO Holdings, Inc.                              297,030          4,690,104
--------------------------------------------------------------------------------
                                                                  83,356,227
--------------------------------------------------------------------------------
ENERGY -- 8.3%
Cameron International Corp.* +                    185,700          3,806,850
CONSOL Energy, Inc. +                             350,900         10,028,722
Denbury Resources, Inc.*                          306,200          3,343,704
Massey Energy Co.                                 193,000          2,661,470
Murphy Oil Corp. +                                116,120          5,149,922
Nabors Industries Ltd.* +                         343,800          4,115,286
National-Oilwell Varco, Inc.*                     281,230          6,873,261
Peabody Energy Corp.                              141,200          3,212,300
Range Resources Corp. +                           178,900          6,152,371
Smith International, Inc.                         197,700          4,525,353
Weatherford International Ltd.*                   364,900          3,948,218
--------------------------------------------------------------------------------
                                                                  53,817,457
--------------------------------------------------------------------------------
MATERIALS -- 5.1%
Commercial Metals Co.                             546,045          6,481,554
Crown Holdings, Inc.*                             438,350          8,416,320
Cytec Industries, Inc.                            211,825          4,494,927
International Flavors & Fragrances, Inc. +        211,600          6,288,752
Pactiv Corp.*                                     295,300          7,347,064
--------------------------------------------------------------------------------
                                                                  33,028,617
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.1% (CONTINUED)                 SHARES            VALUE
--------------------------------------------------------------------------------
UTILITIES -- 3.2%
Consolidated Edison, Inc.                         126,970   $      4,942,942
Equitable Resources, Inc.                         211,900          7,109,246
Hawaiian Electric Industries, Inc.                136,239          3,016,331
Wisconsin Energy Corp. +                          140,495          5,897,980
--------------------------------------------------------------------------------
                                                                  20,966,499
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    634,767,361
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.1%
Invesco AIM Liquid Assets Portfolio **        161,212,175   $    161,212,175
Touchstone Institutional
   Money Market Fund^                          14,068,834         14,068,834
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                      $    175,281,009
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 125.2%
(Cost $1,003,516,109)                                       $    810,048,370

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.2%)                (163,060,038)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $    646,988,332
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2008, was $160,053,391.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157,"FairValue Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of December 31, 2008:

                                                           LEVEL 2 -        LEVEL 3 -
                                                       OTHER SIGNIFICANT   SIGNIFICANT
                                         LEVEL 1 -        OBSERVABLE      UNOBSERVABLE
INVESTMENTS IN SECURITIES:             QUOTED PRICES        INPUTS           INPUTS
-------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund      $    24,120,955   $    --           $   --
Growth Opportunities Fund                   34,559,391        --               --
Large Cap Core Equity Fund                  65,772,601        --               --
Large Cap Growth Fund                    1,066,890,404        --               --
Large Cap Value Fund                         9,029,578        --               --
Micro Cap Growth Fund                       21,276,844        --               --
Mid Cap Growth Fund                        810,048,370        --               --

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of December 31, 2008, the following Funds loaned common stocks and received collateral as follows:

                                    FAIR VALUE OF COMMON         VALUE OF
                                        STOCKS LOANED       COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund     $    3,483,103          $    3,501,177
Growth Opportunities Fund             $    6,784,808          $    6,836,385
Large Cap Core Equity Fund            $   11,083,108          $   11,216,758
Large Cap Growth Fund                 $  171,812,856          $  171,775,164
Large Cap Value Fund                  $    1,477,067          $    1,487,691
Micro Cap Growth Fund                 $    2,527,123          $    2,576,532
Mid Cap Growth Fund                   $  160,053,391          $  161,212,175

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $37,692 in collateral the following business day for securities on loan in the Large Cap Growth Fund, as of December 31, 2008.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

As of December 31, 2008, the Funds had the following federal tax cost resulting in net unrealized depreciation as follows:

                                                            GROSS             GROSS                 NET
                                          FEDERAL        UNREALIZED         UNREALIZED           UNREALIZED
                                         TAX COST       APPRECIATION       DEPRECIATION         DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund    $    32,723,996    $     414,653      $   (9,017,694)    $   (8,603,041)
Growth Opportunities Fund            $    40,934,533    $     928,552      $   (7,303,694)    $   (6,375,142)
Large Cap Core Equity Fund           $    83,390,456    $     324,100      $  (17,941,955)    $  (17,617,855)
Large Cap Growth Fund                $ 1,261,187,942    $  33,034,651      $ (227,332,189)    $ (194,297,538)
Large Cap Value Fund                 $    25,111,429    $          --      $  (16,081,851)    $  (16,081,851)
Micro Cap Growth Fund                $    22,393,155    $   3,132,159      $   (4,248,469)    $   (1,116,310)
Mid Cap Growth Fund                  $ 1,015,696,869    $  17,058,769      $ (222,707,268)    $ (205,648,499)

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  February 23, 2009